Contributed Equity - Ordinary Share Capital (Details)																		12 Months Ended
	May 31, 2022 shares	Mar. 08, 2022 AUD ($) $ / shares shares	Feb. 01, 2022 AUD ($) $ / shares shares	Dec. 14, 2021 shares	Sep. 30, 2021 AUD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 03, 2021 AUD ($) $ / shares shares	May 24, 2021 AUD ($) $ / shares shares	May 11, 2021 AUD ($) $ / shares shares	Mar. 16, 2021 AUD ($) $ / shares shares	Mar. 16, 2021 AUD ($) $ / shares shares	Mar. 03, 2021 AUD ($) $ / shares shares	Sep. 28, 2020 shares	Sep. 24, 2020 AUD ($) $ / shares shares	Sep. 23, 2020 AUD ($) shares	Jul. 10, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares	Jul. 01, 2020 AUD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance																		485,951,369	404,601,384	348,206,772
Ordinary shares Fully paid | $																		$ 458,677,068	$ 233,196,507	$ 99,851,510
Share issue costs						$ (4,973,671)											$ (1,458,798)	$ (190,374)	$ (4,973,671)
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares		33,333					150,000	2,500,000		1,500,000	1,500,000					250,000
Issue Price | $ / shares		$ 0.50					$ 0.90	$ 0.66			$ 0.74					$ 0.80
Ordinary shares Fully paid | $		$ 16,667					$ 135,000	$ 1,650,000		$ 1,110,000	$ 1,110,000					$ 200,000
Exercise of Options | Robert Natter
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares														500,000
Issue Price | $ / shares														$ 0.90
Ordinary shares Fully paid | $														$ 450,000
Exercise of Options | Andrew Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares														2,500,000
Issue Price | $ / shares														$ 0.66
Ordinary shares Fully paid | $														$ 1,650,000
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares										30,000	30,000
Issue Price | $ / shares											$ 0.90
Ordinary shares Fully paid | $										$ 27,000	$ 27,000
Exercise of Options | Andrew Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares														2,500,000
Issue Price | $ / shares														$ 0.66
Placement to Institutional Investors
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares												39,700,000
Issue Price | $ / shares												$ 2.90
Ordinary shares Fully paid | $												$ 115,130,000
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares					77,962,578
Issue Price | $ / shares					$ 2.67
Ordinary shares Fully paid | $					$ 208,138,475
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	87,500			1,291,851						3,400,000	3,400,000		158,865
KORE Power Consideration Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares			1,974,723
Issue Price | $ / shares			$ 8.87
Ordinary shares Fully paid | $			$ 17,515,793
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares										33,333	33,333
Issue Price | (per share)										$ 0.50	$ 0.50
Ordinary shares Fully paid | $										$ 16,667	$ 16,667
Placement to Directors
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares									5,672,414
Issue Price | $ / shares									$ 2.90
Ordinary shares Fully paid | $									$ 16,450,001
Settlement of Limited Recourse Loan
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares															5,000,000
Ordinary shares Fully paid | $															$ 1,500,000